Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HARTFORD MUTUAL FUNDS, INC
Entity Central Index Key	0001006415
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Updated Prospectus Phone Number	1-888-843-7824
C000065302 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class A
Trading Symbol	HDVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$50	0.95%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 734,119,206
Holdings Count | Holding	456
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$734,119,206
Total number of portfolio holdings (excluding derivatives, if any)	456
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.0%
United Kingdom	8.7%
Taiwan	7.7%
China	6.9%
France	6.5%
South Korea	5.9%
United States	5.5%
Canada	5.3%
Germany	4.2%
Netherlands	3.7%
Other**	28.8%
Short-Term Investments	4.3%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Equity ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 23, 2026 (or at such earlier or later date as determined by an officer of the Company).  The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.  For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000065304 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class C
Trading Symbol	HDVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$93	1.79%
^	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.79%	[2]
Net Assets	$ 734,119,206
Holdings Count | Holding	456
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$734,119,206
Total number of portfolio holdings (excluding derivatives, if any)	456
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.0%
United Kingdom	8.7%
Taiwan	7.7%
China	6.9%
France	6.5%
South Korea	5.9%
United States	5.5%
Canada	5.3%
Germany	4.2%
Netherlands	3.7%
Other**	28.8%
Short-Term Investments	4.3%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Equity ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 23, 2026 (or at such earlier or later date as determined by an officer of the Company).  The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.  For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000065306 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class I
Trading Symbol	HDVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$34	0.65%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[3]
Net Assets	$ 734,119,206
Holdings Count | Holding	456
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$734,119,206
Total number of portfolio holdings (excluding derivatives, if any)	456
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.0%
United Kingdom	8.7%
Taiwan	7.7%
China	6.9%
France	6.5%
South Korea	5.9%
United States	5.5%
Canada	5.3%
Germany	4.2%
Netherlands	3.7%
Other**	28.8%
Short-Term Investments	4.3%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Equity ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 23, 2026 (or at such earlier or later date as determined by an officer of the Company).  The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.  For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000065307 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class R3
Trading Symbol	HDVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$65	1.24%
^	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[4]
Net Assets	$ 734,119,206
Holdings Count | Holding	456
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$734,119,206
Total number of portfolio holdings (excluding derivatives, if any)	456
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.0%
United Kingdom	8.7%
Taiwan	7.7%
China	6.9%
France	6.5%
South Korea	5.9%
United States	5.5%
Canada	5.3%
Germany	4.2%
Netherlands	3.7%
Other**	28.8%
Short-Term Investments	4.3%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Equity ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 23, 2026 (or at such earlier or later date as determined by an officer of the Company).  The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.  For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000065308 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class R4
Trading Symbol	HDVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$51	0.97%
^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[5]
Net Assets	$ 734,119,206
Holdings Count | Holding	456
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$734,119,206
Total number of portfolio holdings (excluding derivatives, if any)	456
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.0%
United Kingdom	8.7%
Taiwan	7.7%
China	6.9%
France	6.5%
South Korea	5.9%
United States	5.5%
Canada	5.3%
Germany	4.2%
Netherlands	3.7%
Other**	28.8%
Short-Term Investments	4.3%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Equity ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 23, 2026 (or at such earlier or later date as determined by an officer of the Company).  The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.  For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000065309 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class R5
Trading Symbol	HDVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$34	0.66%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[6]
Net Assets	$ 734,119,206
Holdings Count | Holding	456
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$734,119,206
Total number of portfolio holdings (excluding derivatives, if any)	456
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.0%
United Kingdom	8.7%
Taiwan	7.7%
China	6.9%
France	6.5%
South Korea	5.9%
United States	5.5%
Canada	5.3%
Germany	4.2%
Netherlands	3.7%
Other**	28.8%
Short-Term Investments	4.3%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Equity ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 23, 2026 (or at such earlier or later date as determined by an officer of the Company).  The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.  For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000200567 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class R6
Trading Symbol	HDVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$29	0.55%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[7]
Net Assets	$ 734,119,206
Holdings Count | Holding	456
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$734,119,206
Total number of portfolio holdings (excluding derivatives, if any)	456
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.0%
United Kingdom	8.7%
Taiwan	7.7%
China	6.9%
France	6.5%
South Korea	5.9%
United States	5.5%
Canada	5.3%
Germany	4.2%
Netherlands	3.7%
Other**	28.8%
Short-Term Investments	4.3%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Equity ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 23, 2026 (or at such earlier or later date as determined by an officer of the Company).  The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.  For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000065305 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class Y
Trading Symbol	HDVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$34	0.65%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[8]
Net Assets	$ 734,119,206
Holdings Count | Holding	456
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$734,119,206
Total number of portfolio holdings (excluding derivatives, if any)	456
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.0%
United Kingdom	8.7%
Taiwan	7.7%
China	6.9%
France	6.5%
South Korea	5.9%
United States	5.5%
Canada	5.3%
Germany	4.2%
Netherlands	3.7%
Other**	28.8%
Short-Term Investments	4.3%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Equity ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 23, 2026 (or at such earlier or later date as determined by an officer of the Company).  The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.  For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185747 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class F
Trading Symbol	HDVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$29	0.55%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[9]
Net Assets	$ 734,119,206
Holdings Count | Holding	456
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$734,119,206
Total number of portfolio holdings (excluding derivatives, if any)	456
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.0%
United Kingdom	8.7%
Taiwan	7.7%
China	6.9%
France	6.5%
South Korea	5.9%
United States	5.5%
Canada	5.3%
Germany	4.2%
Netherlands	3.7%
Other**	28.8%
Short-Term Investments	4.3%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Equity ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 23, 2026 (or at such earlier or later date as determined by an officer of the Company).  The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.  For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies and a similar principal investment strategy as the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089180 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class A
Trading Symbol	HILAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$62	1.15%
^	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%	[10]
Net Assets	$ 14,453,570,877
Holdings Count | Holding	244
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$14,453,570,877
Total number of portfolio holdings	244
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	18.8%
United Kingdom	14.0%
France	13.0%
Germany	6.9%
United States	5.6%
Netherlands	5.5%
South Korea	4.2%
Brazil	3.9%
Italy	3.8%
Hong Kong	2.5%
Other**	19.2%
Short-Term Investments	2.4%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089181 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class C
Trading Symbol	HILCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$100	1.87%
^	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.87%	[11]
Net Assets	$ 14,453,570,877
Holdings Count | Holding	244
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$14,453,570,877
Total number of portfolio holdings	244
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	18.8%
United Kingdom	14.0%
France	13.0%
Germany	6.9%
United States	5.6%
Netherlands	5.5%
South Korea	4.2%
Brazil	3.9%
Italy	3.8%
Hong Kong	2.5%
Other**	19.2%
Short-Term Investments	2.4%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089182 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class I
Trading Symbol	HILIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$48	0.90%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[12]
Net Assets	$ 14,453,570,877
Holdings Count | Holding	244
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$14,453,570,877
Total number of portfolio holdings	244
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	18.8%
United Kingdom	14.0%
France	13.0%
Germany	6.9%
United States	5.6%
Netherlands	5.5%
South Korea	4.2%
Brazil	3.9%
Italy	3.8%
Hong Kong	2.5%
Other**	19.2%
Short-Term Investments	2.4%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089183 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class R3
Trading Symbol	HILRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$79	1.48%
^	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.48%	[13]
Net Assets	$ 14,453,570,877
Holdings Count | Holding	244
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$14,453,570,877
Total number of portfolio holdings	244
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	18.8%
United Kingdom	14.0%
France	13.0%
Germany	6.9%
United States	5.6%
Netherlands	5.5%
South Korea	4.2%
Brazil	3.9%
Italy	3.8%
Hong Kong	2.5%
Other**	19.2%
Short-Term Investments	2.4%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000010045 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class Y
Trading Symbol	HABYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$19	0.39%
^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[14]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,338,325,931
Holdings Count | Holding	1,744
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,338,325,931
Total number of portfolio holdings	1,744
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	42%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	40.8%
U.S. Government Securities	32.5%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
Corporate Bonds	18.5%
Foreign Government Obligations	2.3%
Municipal Bonds	0.1%
Convertible Bonds	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	0.7%
Other Assets & Liabilities	(15.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185727 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class F
Trading Symbol	ITBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$15	0.31%
^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%	[15]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,338,325,931
Holdings Count | Holding	1,744
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,338,325,931
Total number of portfolio holdings	1,744
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	42%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	40.8%
U.S. Government Securities	32.5%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
Corporate Bonds	18.5%
Foreign Government Obligations	2.3%
Municipal Bonds	0.1%
Convertible Bonds	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	0.7%
Other Assets & Liabilities	(15.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000048995 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	HHMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$32	0.65%
^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[16]
Net Assets	$ 2,087,924,657
Holdings Count | Holding	801
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$2,087,924,657
Total number of portfolio holdings (excluding derivatives, if any)	801
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.4%
New York	9.0%
Texas	8.8%
Alabama	8.4%
California	7.2%
Wisconsin	4.5%
Florida	4.4%
Georgia	3.5%
Pennsylvania	3.2%
Colorado	2.9%
Other Non-Municipal Bonds	0.1%
Other Municipal Bonds*	34.3%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.6%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000048997 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	HHMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$71	1.43%
^	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%	[17]
Net Assets	$ 2,087,924,657
Holdings Count | Holding	801
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$2,087,924,657
Total number of portfolio holdings (excluding derivatives, if any)	801
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.4%
New York	9.0%
Texas	8.8%
Alabama	8.4%
California	7.2%
Wisconsin	4.5%
Florida	4.4%
Georgia	3.5%
Pennsylvania	3.2%
Colorado	2.9%
Other Non-Municipal Bonds	0.1%
Other Municipal Bonds*	34.3%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.6%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000048998 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	HHMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$22	0.45%
^	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[18]
Net Assets	$ 2,087,924,657
Holdings Count | Holding	801
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$2,087,924,657
Total number of portfolio holdings (excluding derivatives, if any)	801
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.4%
New York	9.0%
Texas	8.8%
Alabama	8.4%
California	7.2%
Wisconsin	4.5%
Florida	4.4%
Georgia	3.5%
Pennsylvania	3.2%
Colorado	2.9%
Other Non-Municipal Bonds	0.1%
Other Municipal Bonds*	34.3%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.6%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000200566 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class Y
Trading Symbol	HHMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$22	0.44%
^	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[19]
Net Assets	$ 2,087,924,657
Holdings Count | Holding	801
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$2,087,924,657
Total number of portfolio holdings (excluding derivatives, if any)	801
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.4%
New York	9.0%
Texas	8.8%
Alabama	8.4%
California	7.2%
Wisconsin	4.5%
Florida	4.4%
Georgia	3.5%
Pennsylvania	3.2%
Colorado	2.9%
Other Non-Municipal Bonds	0.1%
Other Municipal Bonds*	34.3%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.6%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000185741 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class F
Trading Symbol	HHMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$17	0.34%
^	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[20]
Net Assets	$ 2,087,924,657
Holdings Count | Holding	801
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$2,087,924,657
Total number of portfolio holdings (excluding derivatives, if any)	801
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.4%
New York	9.0%
Texas	8.8%
Alabama	8.4%
California	7.2%
Wisconsin	4.5%
Florida	4.4%
Georgia	3.5%
Pennsylvania	3.2%
Colorado	2.9%
Other Non-Municipal Bonds	0.1%
Other Municipal Bonds*	34.3%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.6%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000049001 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class A
Trading Symbol	HSNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$44	0.88%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[21]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,637,179,686
Holdings Count | Holding	1,702
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,637,179,686
Total number of portfolio holdings	1,702
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
U.S. Government Agencies^	15.8%
U.S. Government Securities	15.8%
Senior Floating Rate Interests	8.8%
Convertible Bonds	6.3%
Foreign Government Obligations	6.1%
Exchange-Traded Funds	2.6%
Preferred Stocks	1.2%
Common Stocks	0.1%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Warrants	0.0%†
Short-Term Investments	4.5%
Other Assets & Liabilities	(14.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000048999 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class C
Trading Symbol	HSNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$80	1.60%
^	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%	[22]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,637,179,686
Holdings Count | Holding	1,702
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,637,179,686
Total number of portfolio holdings	1,702
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
U.S. Government Agencies^	15.8%
U.S. Government Securities	15.8%
Senior Floating Rate Interests	8.8%
Convertible Bonds	6.3%
Foreign Government Obligations	6.1%
Exchange-Traded Funds	2.6%
Preferred Stocks	1.2%
Common Stocks	0.1%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Warrants	0.0%†
Short-Term Investments	4.5%
Other Assets & Liabilities	(14.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185743 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class F
Trading Symbol	HSNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$26	0.52%
^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[23]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,637,179,686
Holdings Count | Holding	1,702
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,637,179,686
Total number of portfolio holdings	1,702
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
U.S. Government Agencies^	15.8%
U.S. Government Securities	15.8%
Senior Floating Rate Interests	8.8%
Convertible Bonds	6.3%
Foreign Government Obligations	6.1%
Exchange-Traded Funds	2.6%
Preferred Stocks	1.2%
Common Stocks	0.1%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Warrants	0.0%†
Short-Term Investments	4.5%
Other Assets & Liabilities	(14.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000052097 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class Y
Trading Symbol	HSNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$31	0.63%
^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[24]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,637,179,686
Holdings Count | Holding	1,702
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,637,179,686
Total number of portfolio holdings	1,702
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
U.S. Government Agencies^	15.8%
U.S. Government Securities	15.8%
Senior Floating Rate Interests	8.8%
Convertible Bonds	6.3%
Foreign Government Obligations	6.1%
Exchange-Traded Funds	2.6%
Preferred Stocks	1.2%
Common Stocks	0.1%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Warrants	0.0%†
Short-Term Investments	4.5%
Other Assets & Liabilities	(14.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105495 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class R5
Trading Symbol	HSNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$31	0.62%
^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[25]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,637,179,686
Holdings Count | Holding	1,702
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,637,179,686
Total number of portfolio holdings	1,702
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
U.S. Government Agencies^	15.8%
U.S. Government Securities	15.8%
Senior Floating Rate Interests	8.8%
Convertible Bonds	6.3%
Foreign Government Obligations	6.1%
Exchange-Traded Funds	2.6%
Preferred Stocks	1.2%
Common Stocks	0.1%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Warrants	0.0%†
Short-Term Investments	4.5%
Other Assets & Liabilities	(14.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000148300 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class R6
Trading Symbol	HSNVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$26	0.52%
^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[26]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,637,179,686
Holdings Count | Holding	1,702
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,637,179,686
Total number of portfolio holdings	1,702
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
U.S. Government Agencies^	15.8%
U.S. Government Securities	15.8%
Senior Floating Rate Interests	8.8%
Convertible Bonds	6.3%
Foreign Government Obligations	6.1%
Exchange-Traded Funds	2.6%
Preferred Stocks	1.2%
Common Stocks	0.1%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Warrants	0.0%†
Short-Term Investments	4.5%
Other Assets & Liabilities	(14.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000049000 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class I
Trading Symbol	HSNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$30	0.61%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[27]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,637,179,686
Holdings Count | Holding	1,702
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,637,179,686
Total number of portfolio holdings	1,702
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
U.S. Government Agencies^	15.8%
U.S. Government Securities	15.8%
Senior Floating Rate Interests	8.8%
Convertible Bonds	6.3%
Foreign Government Obligations	6.1%
Exchange-Traded Funds	2.6%
Preferred Stocks	1.2%
Common Stocks	0.1%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Warrants	0.0%†
Short-Term Investments	4.5%
Other Assets & Liabilities	(14.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105493 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class R3
Trading Symbol	HSNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$61	1.23%
^	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%	[28]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,637,179,686
Holdings Count | Holding	1,702
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,637,179,686
Total number of portfolio holdings	1,702
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
U.S. Government Agencies^	15.8%
U.S. Government Securities	15.8%
Senior Floating Rate Interests	8.8%
Convertible Bonds	6.3%
Foreign Government Obligations	6.1%
Exchange-Traded Funds	2.6%
Preferred Stocks	1.2%
Common Stocks	0.1%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Warrants	0.0%†
Short-Term Investments	4.5%
Other Assets & Liabilities	(14.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105494 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class R4
Trading Symbol	HSNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$46	0.93%
^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[29]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,637,179,686
Holdings Count | Holding	1,702
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,637,179,686
Total number of portfolio holdings	1,702
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
U.S. Government Agencies^	15.8%
U.S. Government Securities	15.8%
Senior Floating Rate Interests	8.8%
Convertible Bonds	6.3%
Foreign Government Obligations	6.1%
Exchange-Traded Funds	2.6%
Preferred Stocks	1.2%
Common Stocks	0.1%
Municipal Bonds	0.0%†
Purchased Options	0.0%†
Warrants	0.0%†
Short-Term Investments	4.5%
Other Assets & Liabilities	(14.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185705 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class F
Trading Symbol	HIPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$24	0.48%
^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[30]
Net Assets	$ 356,333,792
Holdings Count | Holding	207
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$356,333,792
Total number of portfolio holdings	207
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	72.1%
Foreign Government Obligations	13.8%
Convertible Bonds	5.3%
Senior Floating Rate Interests	3.5%
Asset-Backed & Commercial Mortgage-Backed Securities	1.6%
Corporate Bonds	0.9%
U.S. Government Agencies^	0.1%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000040953 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class R5
Trading Symbol	HIPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$29	0.57%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[31]
Net Assets	$ 356,333,792
Holdings Count | Holding	207
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$356,333,792
Total number of portfolio holdings	207
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	72.1%
Foreign Government Obligations	13.8%
Convertible Bonds	5.3%
Senior Floating Rate Interests	3.5%
Asset-Backed & Commercial Mortgage-Backed Securities	1.6%
Corporate Bonds	0.9%
U.S. Government Agencies^	0.1%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000009964 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class Y
Trading Symbol	HIPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$29	0.57%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[32]
Net Assets	$ 356,333,792
Holdings Count | Holding	207
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$356,333,792
Total number of portfolio holdings	207
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	72.1%
Foreign Government Obligations	13.8%
Convertible Bonds	5.3%
Senior Floating Rate Interests	3.5%
Asset-Backed & Commercial Mortgage-Backed Securities	1.6%
Corporate Bonds	0.9%
U.S. Government Agencies^	0.1%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000009965 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class A
Trading Symbol	HNCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$65	1.29%
^	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%	[33]
Net Assets	$ 455,658,587
Holdings Count | Holding	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$455,658,587
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.1%
Taiwan	11.2%
Netherlands	7.7%
United Kingdom	7.1%
France	6.3%
Switzerland	5.6%
Germany	5.5%
South Korea	5.5%
United States	5.1%
China	4.7%
Other**	23.9%
Short-Term Investments	5.4%
Other Assets & Liabilities	(1.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000009967 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class C
Trading Symbol	HNCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$103	2.05%
^	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.05%	[34]
Net Assets	$ 455,658,587
Holdings Count | Holding	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$455,658,587
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.1%
Taiwan	11.2%
Netherlands	7.7%
United Kingdom	7.1%
France	6.3%
Switzerland	5.6%
Germany	5.5%
South Korea	5.5%
United States	5.1%
China	4.7%
Other**	23.9%
Short-Term Investments	5.4%
Other Assets & Liabilities	(1.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000035175 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class I
Trading Symbol	HNCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$48	0.95%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[35]
Net Assets	$ 455,658,587
Holdings Count | Holding	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$455,658,587
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.1%
Taiwan	11.2%
Netherlands	7.7%
United Kingdom	7.1%
France	6.3%
Switzerland	5.6%
Germany	5.5%
South Korea	5.5%
United States	5.1%
China	4.7%
Other**	23.9%
Short-Term Investments	5.4%
Other Assets & Liabilities	(1.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040954 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class R3
Trading Symbol	HNCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$79	1.57%
^	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.57%	[36]
Net Assets	$ 455,658,587
Holdings Count | Holding	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$455,658,587
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.1%
Taiwan	11.2%
Netherlands	7.7%
United Kingdom	7.1%
France	6.3%
Switzerland	5.6%
Germany	5.5%
South Korea	5.5%
United States	5.1%
China	4.7%
Other**	23.9%
Short-Term Investments	5.4%
Other Assets & Liabilities	(1.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185707 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class F
Trading Symbol	HNCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$43	0.85%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[37]
Net Assets	$ 455,658,587
Holdings Count | Holding	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$455,658,587
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.1%
Taiwan	11.2%
Netherlands	7.7%
United Kingdom	7.1%
France	6.3%
Switzerland	5.6%
Germany	5.5%
South Korea	5.5%
United States	5.1%
China	4.7%
Other**	23.9%
Short-Term Investments	5.4%
Other Assets & Liabilities	(1.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000009968 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class Y
Trading Symbol	HNCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$48	0.95%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[38]
Net Assets	$ 455,658,587
Holdings Count | Holding	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$455,658,587
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.1%
Taiwan	11.2%
Netherlands	7.7%
United Kingdom	7.1%
France	6.3%
Switzerland	5.6%
Germany	5.5%
South Korea	5.5%
United States	5.1%
China	4.7%
Other**	23.9%
Short-Term Investments	5.4%
Other Assets & Liabilities	(1.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040955 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class R4
Trading Symbol	HNCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$61	1.21%
^	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%	[39]
Net Assets	$ 455,658,587
Holdings Count | Holding	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$455,658,587
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.1%
Taiwan	11.2%
Netherlands	7.7%
United Kingdom	7.1%
France	6.3%
Switzerland	5.6%
Germany	5.5%
South Korea	5.5%
United States	5.1%
China	4.7%
Other**	23.9%
Short-Term Investments	5.4%
Other Assets & Liabilities	(1.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040956 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class R5
Trading Symbol	HNCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$50	0.99%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[40]
Net Assets	$ 455,658,587
Holdings Count | Holding	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$455,658,587
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.1%
Taiwan	11.2%
Netherlands	7.7%
United Kingdom	7.1%
France	6.3%
Switzerland	5.6%
Germany	5.5%
South Korea	5.5%
United States	5.1%
China	4.7%
Other**	23.9%
Short-Term Investments	5.4%
Other Assets & Liabilities	(1.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000200564 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class R6
Trading Symbol	HNCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$43	0.85%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[41]
Net Assets	$ 455,658,587
Holdings Count | Holding	45
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$455,658,587
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.1%
Taiwan	11.2%
Netherlands	7.7%
United Kingdom	7.1%
France	6.3%
Switzerland	5.6%
Germany	5.5%
South Korea	5.5%
United States	5.1%
China	4.7%
Other**	23.9%
Short-Term Investments	5.4%
Other Assets & Liabilities	(1.1)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000009969 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class A
Trading Symbol	IHOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$56	1.07%
^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.07%	[42]
Net Assets	$ 4,117,255,654
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,117,255,654
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	12.1%
Japan	11.9%
Germany	10.3%
France	7.9%
Taiwan	7.3%
South Korea	6.5%
China	5.9%
Canada	5.7%
Italy	3.8%
Netherlands	3.4%
Other**	22.2%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000009971 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class C
Trading Symbol	HIOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$99	1.90%
^	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.90%	[43]
Net Assets	$ 4,117,255,654
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,117,255,654
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	12.1%
Japan	11.9%
Germany	10.3%
France	7.9%
Taiwan	7.3%
South Korea	6.5%
China	5.9%
Canada	5.7%
Italy	3.8%
Netherlands	3.4%
Other**	22.2%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000064694 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class I
Trading Symbol	IHOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$41	0.79%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[44]
Net Assets	$ 4,117,255,654
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,117,255,654
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	12.1%
Japan	11.9%
Germany	10.3%
France	7.9%
Taiwan	7.3%
South Korea	6.5%
China	5.9%
Canada	5.7%
Italy	3.8%
Netherlands	3.4%
Other**	22.2%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040957 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class R3
Trading Symbol	IHORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$74	1.41%
^	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.41%	[45]
Net Assets	$ 4,117,255,654
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,117,255,654
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	12.1%
Japan	11.9%
Germany	10.3%
France	7.9%
Taiwan	7.3%
South Korea	6.5%
China	5.9%
Canada	5.7%
Italy	3.8%
Netherlands	3.4%
Other**	22.2%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040958 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class R4
Trading Symbol	IHOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$58	1.10%
^	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%	[46]
Net Assets	$ 4,117,255,654
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,117,255,654
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	12.1%
Japan	11.9%
Germany	10.3%
France	7.9%
Taiwan	7.3%
South Korea	6.5%
China	5.9%
Canada	5.7%
Italy	3.8%
Netherlands	3.4%
Other**	22.2%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040959 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class R5
Trading Symbol	IHOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$42	0.80%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[47]
Net Assets	$ 4,117,255,654
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,117,255,654
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	12.1%
Japan	11.9%
Germany	10.3%
France	7.9%
Taiwan	7.3%
South Korea	6.5%
China	5.9%
Canada	5.7%
Italy	3.8%
Netherlands	3.4%
Other**	22.2%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000148292 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class R6
Trading Symbol	IHOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$37	0.70%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[48]
Net Assets	$ 4,117,255,654
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,117,255,654
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	12.1%
Japan	11.9%
Germany	10.3%
France	7.9%
Taiwan	7.3%
South Korea	6.5%
China	5.9%
Canada	5.7%
Italy	3.8%
Netherlands	3.4%
Other**	22.2%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000009972 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class Y
Trading Symbol	HAOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$42	0.80%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[49]
Net Assets	$ 4,117,255,654
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,117,255,654
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	12.1%
Japan	11.9%
Germany	10.3%
France	7.9%
Taiwan	7.3%
South Korea	6.5%
China	5.9%
Canada	5.7%
Italy	3.8%
Netherlands	3.4%
Other**	22.2%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185709 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class F
Trading Symbol	IHOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$37	0.70%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[50]
Net Assets	$ 4,117,255,654
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,117,255,654
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	12.1%
Japan	11.9%
Germany	10.3%
France	7.9%
Taiwan	7.3%
South Korea	6.5%
China	5.9%
Canada	5.7%
Italy	3.8%
Netherlands	3.4%
Other**	22.2%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000010008 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class A
Trading Symbol	HSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$37	0.75%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[51]
Net Assets	$ 2,247,708,428
Holdings Count | Holding	742
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$2,247,708,428
Total number of portfolio holdings	742
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	37.1%
Asset-Backed & Commercial Mortgage-Backed Securities	32.3%
Senior Floating Rate Interests	13.8%
U.S. Government Agencies^	10.3%
U.S. Government Securities	4.3%
Municipal Bonds	1.3%
Foreign Government Obligations	0.2%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000010010 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class C
Trading Symbol	HSDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$76	1.53%
^	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%	[52]
Net Assets	$ 2,247,708,428
Holdings Count | Holding	742
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$2,247,708,428
Total number of portfolio holdings	742
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	37.1%
Asset-Backed & Commercial Mortgage-Backed Securities	32.3%
Senior Floating Rate Interests	13.8%
U.S. Government Agencies^	10.3%
U.S. Government Securities	4.3%
Municipal Bonds	1.3%
Foreign Government Obligations	0.2%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000085295 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class I
Trading Symbol	HSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$24	0.49%
^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[53]
Net Assets	$ 2,247,708,428
Holdings Count | Holding	742
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$2,247,708,428
Total number of portfolio holdings	742
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	37.1%
Asset-Backed & Commercial Mortgage-Backed Securities	32.3%
Senior Floating Rate Interests	13.8%
U.S. Government Agencies^	10.3%
U.S. Government Securities	4.3%
Municipal Bonds	1.3%
Foreign Government Obligations	0.2%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000105490 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class R3
Trading Symbol	HSDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$52	1.04%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[54]
Net Assets	$ 2,247,708,428
Holdings Count | Holding	742
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$2,247,708,428
Total number of portfolio holdings	742
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	37.1%
Asset-Backed & Commercial Mortgage-Backed Securities	32.3%
Senior Floating Rate Interests	13.8%
U.S. Government Agencies^	10.3%
U.S. Government Securities	4.3%
Municipal Bonds	1.3%
Foreign Government Obligations	0.2%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000185721 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class F
Trading Symbol	HSDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$21	0.42%
^	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[55]
Net Assets	$ 2,247,708,428
Holdings Count | Holding	742
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$2,247,708,428
Total number of portfolio holdings	742
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	37.1%
Asset-Backed & Commercial Mortgage-Backed Securities	32.3%
Senior Floating Rate Interests	13.8%
U.S. Government Agencies^	10.3%
U.S. Government Securities	4.3%
Municipal Bonds	1.3%
Foreign Government Obligations	0.2%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000010011 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class Y
Trading Symbol	HSDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$26	0.52%
^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[56]
Net Assets	$ 2,247,708,428
Holdings Count | Holding	742
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$2,247,708,428
Total number of portfolio holdings	742
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	37.1%
Asset-Backed & Commercial Mortgage-Backed Securities	32.3%
Senior Floating Rate Interests	13.8%
U.S. Government Agencies^	10.3%
U.S. Government Securities	4.3%
Municipal Bonds	1.3%
Foreign Government Obligations	0.2%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000105491 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class R4
Trading Symbol	HSDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$38	0.76%
^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[57]
Net Assets	$ 2,247,708,428
Holdings Count | Holding	742
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$2,247,708,428
Total number of portfolio holdings	742
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	37.1%
Asset-Backed & Commercial Mortgage-Backed Securities	32.3%
Senior Floating Rate Interests	13.8%
U.S. Government Agencies^	10.3%
U.S. Government Securities	4.3%
Municipal Bonds	1.3%
Foreign Government Obligations	0.2%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000105492 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class R5
Trading Symbol	HSDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$27	0.54%
^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[58]
Net Assets	$ 2,247,708,428
Holdings Count | Holding	742
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$2,247,708,428
Total number of portfolio holdings	742
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	37.1%
Asset-Backed & Commercial Mortgage-Backed Securities	32.3%
Senior Floating Rate Interests	13.8%
U.S. Government Agencies^	10.3%
U.S. Government Securities	4.3%
Municipal Bonds	1.3%
Foreign Government Obligations	0.2%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000211747 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class R6
Trading Symbol	HSDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$21	0.42%
^	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[59]
Net Assets	$ 2,247,708,428
Holdings Count | Holding	742
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$2,247,708,428
Total number of portfolio holdings	742
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	37.1%
Asset-Backed & Commercial Mortgage-Backed Securities	32.3%
Senior Floating Rate Interests	13.8%
U.S. Government Agencies^	10.3%
U.S. Government Securities	4.3%
Municipal Bonds	1.3%
Foreign Government Obligations	0.2%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000040987 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class R3
Trading Symbol	ITBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$51	1.03%
^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[60]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,338,325,931
Holdings Count | Holding	1,744
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,338,325,931
Total number of portfolio holdings	1,744
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	42%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	40.8%
U.S. Government Securities	32.5%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
Corporate Bonds	18.5%
Foreign Government Obligations	2.3%
Municipal Bonds	0.1%
Convertible Bonds	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	0.7%
Other Assets & Liabilities	(15.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040988 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class R4
Trading Symbol	ITBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$32	0.65%
^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[61]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,338,325,931
Holdings Count | Holding	1,744
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,338,325,931
Total number of portfolio holdings	1,744
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	42%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	40.8%
U.S. Government Securities	32.5%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
Corporate Bonds	18.5%
Foreign Government Obligations	2.3%
Municipal Bonds	0.1%
Convertible Bonds	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	0.7%
Other Assets & Liabilities	(15.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040989 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class R5
Trading Symbol	ITBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$21	0.43%
^	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[62]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,338,325,931
Holdings Count | Holding	1,744
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,338,325,931
Total number of portfolio holdings	1,744
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	42%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	40.8%
U.S. Government Securities	32.5%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
Corporate Bonds	18.5%
Foreign Government Obligations	2.3%
Municipal Bonds	0.1%
Convertible Bonds	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	0.7%
Other Assets & Liabilities	(15.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000148296 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class R6
Trading Symbol	ITBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$15	0.31%
^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%	[63]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,338,325,931
Holdings Count | Holding	1,744
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,338,325,931
Total number of portfolio holdings	1,744
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	42%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	40.8%
U.S. Government Securities	32.5%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
Corporate Bonds	18.5%
Foreign Government Obligations	2.3%
Municipal Bonds	0.1%
Convertible Bonds	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	0.7%
Other Assets & Liabilities	(15.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010044 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class C
Trading Symbol	HABCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$77	1.56%
^	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.56%	[64]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,338,325,931
Holdings Count | Holding	1,744
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,338,325,931
Total number of portfolio holdings	1,744
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	42%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	40.8%
U.S. Government Securities	32.5%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
Corporate Bonds	18.5%
Foreign Government Obligations	2.3%
Municipal Bonds	0.1%
Convertible Bonds	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	0.7%
Other Assets & Liabilities	(15.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000035179 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class I
Trading Symbol	ITBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$19	0.38%
^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[65]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,338,325,931
Holdings Count | Holding	1,744
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,338,325,931
Total number of portfolio holdings	1,744
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	42%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	40.8%
U.S. Government Securities	32.5%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
Corporate Bonds	18.5%
Foreign Government Obligations	2.3%
Municipal Bonds	0.1%
Convertible Bonds	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	0.7%
Other Assets & Liabilities	(15.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010042 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class A
Trading Symbol	ITBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$33	0.67%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[66]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,338,325,931
Holdings Count | Holding	1,744
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,338,325,931
Total number of portfolio holdings	1,744
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	42%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	40.8%
U.S. Government Securities	32.5%
Asset-Backed & Commercial Mortgage-Backed Securities	20.7%
Corporate Bonds	18.5%
Foreign Government Obligations	2.3%
Municipal Bonds	0.1%
Convertible Bonds	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	0.7%
Other Assets & Liabilities	(15.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009947 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class A
Trading Symbol	HAHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$48	0.95%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[67]
Material Change Date	Mar. 31, 2026
Net Assets	$ 467,075,697
Holdings Count | Holding	272
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$467,075,697
Total number of portfolio holdings	272
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	89.0%
Senior Floating Rate Interests	3.5%
Convertible Bonds	2.6%
Preferred Stocks	1.3%
Common Stocks	0.9%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested. As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford High Yield ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective, fundamental investment policies, and principal investment strategy as the Fund. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Strategies [Text Block]	Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested.
Material Fund Change Risks Change [Text Block]	As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185695 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class F
Trading Symbol	HFLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$34*	0.69%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 34	[68]
Expense Ratio, Percent	0.69%	[68],[69]
Net Assets	$ 832,021,806
Holdings Count | Holding	316
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$832,021,806
Total number of portfolio holdings	316
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	86.5%
Exchange-Traded Funds	3.8%
Corporate Bonds	3.2%
Asset-Backed & Commercial Mortgage-Backed Securities	1.1%
Convertible Bonds	0.4%
Common Stocks	0.3%
Other Assets & Liabilities	4.7%
Total	100.0%

C000040932 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class R5
Trading Symbol	HFLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$40*	0.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 40	[70]
Expense Ratio, Percent	0.80%	[70],[71]
Net Assets	$ 832,021,806
Holdings Count | Holding	316
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$832,021,806
Total number of portfolio holdings	316
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	86.5%
Exchange-Traded Funds	3.8%
Corporate Bonds	3.2%
Asset-Backed & Commercial Mortgage-Backed Securities	1.1%
Convertible Bonds	0.4%
Common Stocks	0.3%
Other Assets & Liabilities	4.7%
Total	100.0%

C000009919 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class Y
Trading Symbol	HFLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$37*	0.75%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 37	[72]
Expense Ratio, Percent	0.75%	[72],[73]
Net Assets	$ 832,021,806
Holdings Count | Holding	316
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$832,021,806
Total number of portfolio holdings	316
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	86.5%
Exchange-Traded Funds	3.8%
Corporate Bonds	3.2%
Asset-Backed & Commercial Mortgage-Backed Securities	1.1%
Convertible Bonds	0.4%
Common Stocks	0.3%
Other Assets & Liabilities	4.7%
Total	100.0%

C000009949 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class C
Trading Symbol	HAHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$87	1.74%
^	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.74%	[74]
Material Change Date	Mar. 31, 2026
Net Assets	$ 467,075,697
Holdings Count | Holding	272
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$467,075,697
Total number of portfolio holdings	272
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	89.0%
Senior Floating Rate Interests	3.5%
Convertible Bonds	2.6%
Preferred Stocks	1.3%
Common Stocks	0.9%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested. As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford High Yield ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective, fundamental investment policies, and principal investment strategy as the Fund. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Strategies [Text Block]	Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested.
Material Fund Change Risks Change [Text Block]	As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000049003 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class I
Trading Symbol	HAHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$35	0.69%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[75]
Material Change Date	Mar. 31, 2026
Net Assets	$ 467,075,697
Holdings Count | Holding	272
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$467,075,697
Total number of portfolio holdings	272
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	89.0%
Senior Floating Rate Interests	3.5%
Convertible Bonds	2.6%
Preferred Stocks	1.3%
Common Stocks	0.9%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested. As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford High Yield ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective, fundamental investment policies, and principal investment strategy as the Fund. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Strategies [Text Block]	Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested.
Material Fund Change Risks Change [Text Block]	As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040942 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class R3
Trading Symbol	HAHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$64	1.27%
^	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%	[76]
Material Change Date	Mar. 31, 2026
Net Assets	$ 467,075,697
Holdings Count | Holding	272
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$467,075,697
Total number of portfolio holdings	272
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	89.0%
Senior Floating Rate Interests	3.5%
Convertible Bonds	2.6%
Preferred Stocks	1.3%
Common Stocks	0.9%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested. As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford High Yield ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective, fundamental investment policies, and principal investment strategy as the Fund. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Strategies [Text Block]	Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested.
Material Fund Change Risks Change [Text Block]	As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040943 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class R4
Trading Symbol	HAHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$49	0.97%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[77]
Material Change Date	Mar. 31, 2026
Net Assets	$ 467,075,697
Holdings Count | Holding	272
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$467,075,697
Total number of portfolio holdings	272
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	89.0%
Senior Floating Rate Interests	3.5%
Convertible Bonds	2.6%
Preferred Stocks	1.3%
Common Stocks	0.9%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested. As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford High Yield ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective, fundamental investment policies, and principal investment strategy as the Fund. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Strategies [Text Block]	Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested.
Material Fund Change Risks Change [Text Block]	As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040944 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class R5
Trading Symbol	HAHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$34	0.67%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[78]
Material Change Date	Mar. 31, 2026
Net Assets	$ 467,075,697
Holdings Count | Holding	272
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$467,075,697
Total number of portfolio holdings	272
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	89.0%
Senior Floating Rate Interests	3.5%
Convertible Bonds	2.6%
Preferred Stocks	1.3%
Common Stocks	0.9%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested. As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford High Yield ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective, fundamental investment policies, and principal investment strategy as the Fund. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Strategies [Text Block]	Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested.
Material Fund Change Risks Change [Text Block]	As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000227371 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class R6
Trading Symbol	HAHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$28	0.55%
^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[79]
Material Change Date	Mar. 31, 2026
Net Assets	$ 467,075,697
Holdings Count | Holding	272
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$467,075,697
Total number of portfolio holdings	272
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	89.0%
Senior Floating Rate Interests	3.5%
Convertible Bonds	2.6%
Preferred Stocks	1.3%
Common Stocks	0.9%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested. As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford High Yield ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective, fundamental investment policies, and principal investment strategy as the Fund. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Strategies [Text Block]	Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested.
Material Fund Change Risks Change [Text Block]	As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009950 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class Y
Trading Symbol	HAHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$33	0.66%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[80]
Material Change Date	Mar. 31, 2026
Net Assets	$ 467,075,697
Holdings Count | Holding	272
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$467,075,697
Total number of portfolio holdings	272
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	89.0%
Senior Floating Rate Interests	3.5%
Convertible Bonds	2.6%
Preferred Stocks	1.3%
Common Stocks	0.9%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested. As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford High Yield ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective, fundamental investment policies, and principal investment strategy as the Fund. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Strategies [Text Block]	Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested.
Material Fund Change Risks Change [Text Block]	As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185702 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class F
Trading Symbol	HAHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$28	0.55%
^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[81]
Material Change Date	Mar. 31, 2026
Net Assets	$ 467,075,697
Holdings Count | Holding	272
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$467,075,697
Total number of portfolio holdings	272
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	89.0%
Senior Floating Rate Interests	3.5%
Convertible Bonds	2.6%
Preferred Stocks	1.3%
Common Stocks	0.9%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested. As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford High Yield ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective, fundamental investment policies, and principal investment strategy as the Fund. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Strategies [Text Block]	Effective March 31, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund (1) may invest up to 20% of its net assets in bank loans and loan participation interests; (2) may invest up to 15% of its net assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities; and (3) may not always remain fully invested.
Material Fund Change Risks Change [Text Block]	As of the same date, “Loans and Loan Participations Risk,” “Convertible Securities Risk,” and “Cash Position Risk” were each added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009961 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class A
Trading Symbol	HIPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$42	0.85%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[82]
Net Assets	$ 356,333,792
Holdings Count | Holding	207
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$356,333,792
Total number of portfolio holdings	207
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	72.1%
Foreign Government Obligations	13.8%
Convertible Bonds	5.3%
Senior Floating Rate Interests	3.5%
Asset-Backed & Commercial Mortgage-Backed Securities	1.6%
Corporate Bonds	0.9%
U.S. Government Agencies^	0.1%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000009963 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class C
Trading Symbol	HIPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$80	1.61%
^	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.61%	[83]
Net Assets	$ 356,333,792
Holdings Count | Holding	207
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$356,333,792
Total number of portfolio holdings	207
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	72.1%
Foreign Government Obligations	13.8%
Convertible Bonds	5.3%
Senior Floating Rate Interests	3.5%
Asset-Backed & Commercial Mortgage-Backed Securities	1.6%
Corporate Bonds	0.9%
U.S. Government Agencies^	0.1%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000035174 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class I
Trading Symbol	HIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$31	0.62%
^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[84]
Net Assets	$ 356,333,792
Holdings Count | Holding	207
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$356,333,792
Total number of portfolio holdings	207
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	72.1%
Foreign Government Obligations	13.8%
Convertible Bonds	5.3%
Senior Floating Rate Interests	3.5%
Asset-Backed & Commercial Mortgage-Backed Securities	1.6%
Corporate Bonds	0.9%
U.S. Government Agencies^	0.1%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000040951 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class R3
Trading Symbol	HIPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$59	1.19%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%	[85]
Net Assets	$ 356,333,792
Holdings Count | Holding	207
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$356,333,792
Total number of portfolio holdings	207
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	72.1%
Foreign Government Obligations	13.8%
Convertible Bonds	5.3%
Senior Floating Rate Interests	3.5%
Asset-Backed & Commercial Mortgage-Backed Securities	1.6%
Corporate Bonds	0.9%
U.S. Government Agencies^	0.1%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000040952 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class R4
Trading Symbol	HIPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$44	0.89%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[86]
Net Assets	$ 356,333,792
Holdings Count | Holding	207
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$356,333,792
Total number of portfolio holdings	207
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	72.1%
Foreign Government Obligations	13.8%
Convertible Bonds	5.3%
Senior Floating Rate Interests	3.5%
Asset-Backed & Commercial Mortgage-Backed Securities	1.6%
Corporate Bonds	0.9%
U.S. Government Agencies^	0.1%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000009916 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class A
Trading Symbol	HFLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$50*	1.00%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 50	[87]
Expense Ratio, Percent	1.00%	[87],[88]
Net Assets	$ 832,021,806
Holdings Count | Holding	316
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$832,021,806
Total number of portfolio holdings	316
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	86.5%
Exchange-Traded Funds	3.8%
Corporate Bonds	3.2%
Asset-Backed & Commercial Mortgage-Backed Securities	1.1%
Convertible Bonds	0.4%
Common Stocks	0.3%
Other Assets & Liabilities	4.7%
Total	100.0%

C000009918 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class C
Trading Symbol	HFLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$87*	1.75%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 87	[89]
Expense Ratio, Percent	1.75%	[89],[90]
Net Assets	$ 832,021,806
Holdings Count | Holding	316
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$832,021,806
Total number of portfolio holdings	316
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	86.5%
Exchange-Traded Funds	3.8%
Corporate Bonds	3.2%
Asset-Backed & Commercial Mortgage-Backed Securities	1.1%
Convertible Bonds	0.4%
Common Stocks	0.3%
Other Assets & Liabilities	4.7%
Total	100.0%

C000035169 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class I
Trading Symbol	HFLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$37*	0.75%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 37	[91]
Expense Ratio, Percent	0.75%	[91],[92]
Net Assets	$ 832,021,806
Holdings Count | Holding	316
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$832,021,806
Total number of portfolio holdings	316
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	86.5%
Exchange-Traded Funds	3.8%
Corporate Bonds	3.2%
Asset-Backed & Commercial Mortgage-Backed Securities	1.1%
Convertible Bonds	0.4%
Common Stocks	0.3%
Other Assets & Liabilities	4.7%
Total	100.0%

C000040930 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class R3
Trading Symbol	HFLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$62*	1.25%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 62	[93]
Expense Ratio, Percent	1.25%	[93],[94]
Net Assets	$ 832,021,806
Holdings Count | Holding	316
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$832,021,806
Total number of portfolio holdings	316
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	86.5%
Exchange-Traded Funds	3.8%
Corporate Bonds	3.2%
Asset-Backed & Commercial Mortgage-Backed Securities	1.1%
Convertible Bonds	0.4%
Common Stocks	0.3%
Other Assets & Liabilities	4.7%
Total	100.0%

C000040931 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class R4
Trading Symbol	HFLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$50*	1.00%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 50	[95]
Expense Ratio, Percent	1.00%	[95],[96]
Net Assets	$ 832,021,806
Holdings Count | Holding	316
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$832,021,806
Total number of portfolio holdings	316
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	86.5%
Exchange-Traded Funds	3.8%
Corporate Bonds	3.2%
Asset-Backed & Commercial Mortgage-Backed Securities	1.1%
Convertible Bonds	0.4%
Common Stocks	0.3%
Other Assets & Liabilities	4.7%
Total	100.0%

C000166660 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class A
Trading Symbol	HEOMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$63	1.19%
^	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.19%	[97]
Net Assets	$ 128,329,519
Holdings Count | Holding	106
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$128,329,519
Total number of portfolio holdings (excluding derivatives, if any)	106
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	42.7%
Information Technology	22.9%
Utilities	8.2%
Consumer Discretionary	6.1%
Materials	4.7%
Consumer Staples	4.2%
Communication Services	3.9%
Financials	3.6%
Real Estate	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Value ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000166661 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class C
Trading Symbol	HEONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$103	1.94%
^	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.94%	[98]
Net Assets	$ 128,329,519
Holdings Count | Holding	106
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$128,329,519
Total number of portfolio holdings (excluding derivatives, if any)	106
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	42.7%
Information Technology	22.9%
Utilities	8.2%
Consumer Discretionary	6.1%
Materials	4.7%
Consumer Staples	4.2%
Communication Services	3.9%
Financials	3.6%
Real Estate	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Value ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000166662 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class I
Trading Symbol	HEOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$47	0.89%
^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[99]
Net Assets	$ 128,329,519
Holdings Count | Holding	106
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$128,329,519
Total number of portfolio holdings (excluding derivatives, if any)	106
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	42.7%
Information Technology	22.9%
Utilities	8.2%
Consumer Discretionary	6.1%
Materials	4.7%
Consumer Staples	4.2%
Communication Services	3.9%
Financials	3.6%
Real Estate	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports-hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Value ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports-hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports-hmf
C000166663 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class R3
Trading Symbol	HEORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$75	1.41%
^	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.41%	[100]
Net Assets	$ 128,329,519
Holdings Count | Holding	106
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$128,329,519
Total number of portfolio holdings (excluding derivatives, if any)	106
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	42.7%
Information Technology	22.9%
Utilities	8.2%
Consumer Discretionary	6.1%
Materials	4.7%
Consumer Staples	4.2%
Communication Services	3.9%
Financials	3.6%
Real Estate	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports-hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Value ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports-hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports-hmf
C000166664 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class R4
Trading Symbol	HEOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$55	1.03%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%	[101]
Net Assets	$ 128,329,519
Holdings Count | Holding	106
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$128,329,519
Total number of portfolio holdings (excluding derivatives, if any)	106
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	42.7%
Information Technology	22.9%
Utilities	8.2%
Consumer Discretionary	6.1%
Materials	4.7%
Consumer Staples	4.2%
Communication Services	3.9%
Financials	3.6%
Real Estate	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Value ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000166665 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class R5
Trading Symbol	HEOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$43	0.81%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[102]
Net Assets	$ 128,329,519
Holdings Count | Holding	106
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$128,329,519
Total number of portfolio holdings (excluding derivatives, if any)	106
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	42.7%
Information Technology	22.9%
Utilities	8.2%
Consumer Discretionary	6.1%
Materials	4.7%
Consumer Staples	4.2%
Communication Services	3.9%
Financials	3.6%
Real Estate	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Value ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000166666 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class R6
Trading Symbol	HEOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$37	0.69%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[103]
Net Assets	$ 128,329,519
Holdings Count | Holding	106
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$128,329,519
Total number of portfolio holdings (excluding derivatives, if any)	106
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	42.7%
Information Technology	22.9%
Utilities	8.2%
Consumer Discretionary	6.1%
Materials	4.7%
Consumer Staples	4.2%
Communication Services	3.9%
Financials	3.6%
Real Estate	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Value ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000166667 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class Y
Trading Symbol	HEOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$42	0.79%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[104]
Net Assets	$ 128,329,519
Holdings Count | Holding	106
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$128,329,519
Total number of portfolio holdings (excluding derivatives, if any)	106
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	42.7%
Information Technology	22.9%
Utilities	8.2%
Consumer Discretionary	6.1%
Materials	4.7%
Consumer Staples	4.2%
Communication Services	3.9%
Financials	3.6%
Real Estate	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Value ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185775 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class F
Trading Symbol	HEOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$37	0.69%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[105]
Net Assets	$ 128,329,519
Holdings Count | Holding	106
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$128,329,519
Total number of portfolio holdings (excluding derivatives, if any)	106
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	42.7%
Information Technology	22.9%
Utilities	8.2%
Consumer Discretionary	6.1%
Materials	4.7%
Consumer Staples	4.2%
Communication Services	3.9%
Financials	3.6%
Real Estate	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
At a meeting held on May 19-20, 2026, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved the conversion of the Fund into a newly created exchange-traded fund, Hartford Alpha Capture International Value ETF (the “ETF”), pursuant to an Agreement and Plan of Reorganization and Liquidation (the “Conversion”). The Conversion is anticipated to occur after the close of trading on October 16, 2026 (or at such earlier or later date as determined by an officer of the Company). The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Objectives [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Material Fund Change Strategies [Text Block]	The ETF will have the same investment objective and fundamental investment policies as the Fund. The ETF’s principal investment strategy will differ in certain respects from that of the Fund. In connection with the Conversion, the Fund may depart from its investment objective and principal investment strategy.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000175596 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class A
Trading Symbol	HGXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$59	1.16%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%	[106]
Net Assets	$ 337,502,691
Holdings Count | Holding	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$337,502,691
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	29.3%
Information Technology	22.0%
Health Care	14.6%
Financials	11.5%
Consumer Discretionary	8.7%
Consumer Staples	3.3%
Communication Services	3.2%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.3%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175597 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class C
Trading Symbol	HGXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$98	1.94%
^	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.94%	[107]
Net Assets	$ 337,502,691
Holdings Count | Holding	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$337,502,691
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	29.3%
Information Technology	22.0%
Health Care	14.6%
Financials	11.5%
Consumer Discretionary	8.7%
Consumer Staples	3.3%
Communication Services	3.2%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.3%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175598 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class I
Trading Symbol	HGXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$45	0.88%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[108]
Net Assets	$ 337,502,691
Holdings Count | Holding	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$337,502,691
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	29.3%
Information Technology	22.0%
Health Care	14.6%
Financials	11.5%
Consumer Discretionary	8.7%
Consumer Staples	3.3%
Communication Services	3.2%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.3%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175599 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class R3
Trading Symbol	HGXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$72	1.41%
^	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%	[109]
Net Assets	$ 337,502,691
Holdings Count | Holding	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$337,502,691
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	29.3%
Information Technology	22.0%
Health Care	14.6%
Financials	11.5%
Consumer Discretionary	8.7%
Consumer Staples	3.3%
Communication Services	3.2%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.3%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175600 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class R4
Trading Symbol	HGXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$56	1.11%
^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[110]
Net Assets	$ 337,502,691
Holdings Count | Holding	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$337,502,691
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	29.3%
Information Technology	22.0%
Health Care	14.6%
Financials	11.5%
Consumer Discretionary	8.7%
Consumer Staples	3.3%
Communication Services	3.2%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.3%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175601 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class R5
Trading Symbol	HGXTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$41	0.81%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[111]
Net Assets	$ 337,502,691
Holdings Count | Holding	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$337,502,691
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	29.3%
Information Technology	22.0%
Health Care	14.6%
Financials	11.5%
Consumer Discretionary	8.7%
Consumer Staples	3.3%
Communication Services	3.2%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.3%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000156246 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Municipal Bond Fund
Class Name	Class A
Trading Symbol	HMKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$34	0.69%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[112]
Net Assets	$ 72,982,493
Holdings Count | Holding	209
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$72,982,493
Total number of portfolio holdings (excluding derivatives, if any)	209
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.5%
Texas	7.9%
Pennsylvania	6.3%
New York	5.8%
Wisconsin	5.0%
Massachusetts	4.8%
Rhode Island	4.6%
California	4.1%
South Carolina	4.1%
Louisiana	3.6%
Other Non-Municipal Bonds	1.9%
Other Municipal Bonds*	38.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	2.4%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000185761 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class F
Trading Symbol	HFHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$33	0.65%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[113]
Material Change Date	Jul. 31, 2026
Net Assets	$ 142,759,834
Holdings Count | Holding	317
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$142,759,834
Total number of portfolio holdings	317
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	46.2%
Corporate Bonds	27.8%
U.S. Government Agencies^	12.9%
Senior Floating Rate Interests	11.5%
Municipal Bonds	0.3%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	1.2%
Other Assets & Liabilities	0.0%†
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Name [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Objectives [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Strategies [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Risks Change [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000156247 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Municipal Bond Fund
Class Name	Class C
Trading Symbol	HMKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$72	1.44%
^	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.44%	[114]
Net Assets	$ 72,982,493
Holdings Count | Holding	209
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$72,982,493
Total number of portfolio holdings (excluding derivatives, if any)	209
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.5%
Texas	7.9%
Pennsylvania	6.3%
New York	5.8%
Wisconsin	5.0%
Massachusetts	4.8%
Rhode Island	4.6%
California	4.1%
South Carolina	4.1%
Louisiana	3.6%
Other Non-Municipal Bonds	1.9%
Other Municipal Bonds*	38.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	2.4%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000156248 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Municipal Bond Fund
Class Name	Class I
Trading Symbol	HMKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$23	0.46%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[115]
Net Assets	$ 72,982,493
Holdings Count | Holding	209
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$72,982,493
Total number of portfolio holdings (excluding derivatives, if any)	209
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.5%
Texas	7.9%
Pennsylvania	6.3%
New York	5.8%
Wisconsin	5.0%
Massachusetts	4.8%
Rhode Island	4.6%
California	4.1%
South Carolina	4.1%
Louisiana	3.6%
Other Non-Municipal Bonds	1.9%
Other Municipal Bonds*	38.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	2.4%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000185771 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Municipal Bond Fund
Class Name	Class F
Trading Symbol	HMKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$19	0.39%
^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[116]
Net Assets	$ 72,982,493
Holdings Count | Holding	209
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$72,982,493
Total number of portfolio holdings (excluding derivatives, if any)	209
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.5%
Texas	7.9%
Pennsylvania	6.3%
New York	5.8%
Wisconsin	5.0%
Massachusetts	4.8%
Rhode Island	4.6%
California	4.1%
South Carolina	4.1%
Louisiana	3.6%
Other Non-Municipal Bonds	1.9%
Other Municipal Bonds*	38.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	2.4%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000105109 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class Y
Trading Symbol	HFHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$36	0.72%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[117]
Material Change Date	Jul. 31, 2026
Net Assets	$ 142,759,834
Holdings Count | Holding	317
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$142,759,834
Total number of portfolio holdings	317
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	46.2%
Corporate Bonds	27.8%
U.S. Government Agencies^	12.9%
Senior Floating Rate Interests	11.5%
Municipal Bonds	0.3%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	1.2%
Other Assets & Liabilities	0.0%†
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Name [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Objectives [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Strategies [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Risks Change [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105108 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class R5
Trading Symbol	HFHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$36	0.72%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[118]
Material Change Date	Jul. 31, 2026
Net Assets	$ 142,759,834
Holdings Count | Holding	317
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$142,759,834
Total number of portfolio holdings	317
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	46.2%
Corporate Bonds	27.8%
U.S. Government Agencies^	12.9%
Senior Floating Rate Interests	11.5%
Municipal Bonds	0.3%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	1.2%
Other Assets & Liabilities	0.0%†
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Name [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Objectives [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Strategies [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Risks Change [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105107 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class R4
Trading Symbol	HFHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$51	1.02%
^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[119]
Material Change Date	Jul. 31, 2026
Net Assets	$ 142,759,834
Holdings Count | Holding	317
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$142,759,834
Total number of portfolio holdings	317
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	46.2%
Corporate Bonds	27.8%
U.S. Government Agencies^	12.9%
Senior Floating Rate Interests	11.5%
Municipal Bonds	0.3%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	1.2%
Other Assets & Liabilities	0.0%†
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Name [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Objectives [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Strategies [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Risks Change [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105104 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class C
Trading Symbol	HFHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$87	1.75%
^	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%	[120]
Material Change Date	Jul. 31, 2026
Net Assets	$ 142,759,834
Holdings Count | Holding	317
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$142,759,834
Total number of portfolio holdings	317
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	46.2%
Corporate Bonds	27.8%
U.S. Government Agencies^	12.9%
Senior Floating Rate Interests	11.5%
Municipal Bonds	0.3%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	1.2%
Other Assets & Liabilities	0.0%†
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Name [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Objectives [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Strategies [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Risks Change [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105103 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class A
Trading Symbol	HFHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$50	1.00%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[121]
Material Change Date	Jul. 31, 2026
Net Assets	$ 142,759,834
Holdings Count | Holding	317
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$142,759,834
Total number of portfolio holdings	317
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	46.2%
Corporate Bonds	27.8%
U.S. Government Agencies^	12.9%
Senior Floating Rate Interests	11.5%
Municipal Bonds	0.3%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	1.2%
Other Assets & Liabilities	0.0%†
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Name [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Objectives [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Strategies [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Risks Change [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105105 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class I
Trading Symbol	HFHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.75%
^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[122]
Material Change Date	Jul. 31, 2026
Net Assets	$ 142,759,834
Holdings Count | Holding	317
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$142,759,834
Total number of portfolio holdings	317
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	46.2%
Corporate Bonds	27.8%
U.S. Government Agencies^	12.9%
Senior Floating Rate Interests	11.5%
Municipal Bonds	0.3%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	1.2%
Other Assets & Liabilities	0.0%†
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Name [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Objectives [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Strategies [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Risks Change [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105106 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class R3
Trading Symbol	HFHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$66	1.32%
^	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%	[123]
Material Change Date	Jul. 31, 2026
Net Assets	$ 142,759,834
Holdings Count | Holding	317
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$142,759,834
Total number of portfolio holdings	317
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	46.2%
Corporate Bonds	27.8%
U.S. Government Agencies^	12.9%
Senior Floating Rate Interests	11.5%
Municipal Bonds	0.3%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	1.2%
Other Assets & Liabilities	0.0%†
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change. For more information, please see the supplement to the Fund’s prospectus dated May 22, 2026.

Material Fund Change Name [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Objectives [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Strategies [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Material Fund Change Risks Change [Text Block]	Effective July 31, 2026, the name (to be renamed Hartford Hybrid and Credit Opportunities Fund), investment objective, principal investment strategy, principal risks, portfolio managers and performance index of the Fund will change.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000156249 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Short Duration Fund
Class Name	Class A
Trading Symbol	HMJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$34	0.69%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[124]
Net Assets	$ 39,288,120
Holdings Count | Holding	159
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$39,288,120
Total number of portfolio holdings (excluding derivatives, if any)	159
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Texas	11.0%
Alabama	10.7%
Illinois	10.1%
New York	5.2%
Pennsylvania	4.9%
Wisconsin	4.7%
Rhode Island	4.1%
Ohio	3.7%
California	3.4%
Georgia	3.0%
Other Municipal Bonds*	36.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000156250 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Short Duration Fund
Class Name	Class C
Trading Symbol	HMJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$72	1.44%
^	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.44%	[125]
Net Assets	$ 39,288,120
Holdings Count | Holding	159
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$39,288,120
Total number of portfolio holdings (excluding derivatives, if any)	159
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Texas	11.0%
Alabama	10.7%
Illinois	10.1%
New York	5.2%
Pennsylvania	4.9%
Wisconsin	4.7%
Rhode Island	4.1%
Ohio	3.7%
California	3.4%
Georgia	3.0%
Other Municipal Bonds*	36.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000185773 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Short Duration Fund
Class Name	Class F
Trading Symbol	HMJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$19	0.39%
^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[126]
Net Assets	$ 39,288,120
Holdings Count | Holding	159
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$39,288,120
Total number of portfolio holdings (excluding derivatives, if any)	159
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Texas	11.0%
Alabama	10.7%
Illinois	10.1%
New York	5.2%
Pennsylvania	4.9%
Wisconsin	4.7%
Rhode Island	4.1%
Ohio	3.7%
California	3.4%
Georgia	3.0%
Other Municipal Bonds*	36.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000156251 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Short Duration Fund
Class Name	Class I
Trading Symbol	HMJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$23	0.46%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[127]
Net Assets	$ 39,288,120
Holdings Count | Holding	159
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$39,288,120
Total number of portfolio holdings (excluding derivatives, if any)	159
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Texas	11.0%
Alabama	10.7%
Illinois	10.1%
New York	5.2%
Pennsylvania	4.9%
Wisconsin	4.7%
Rhode Island	4.1%
Ohio	3.7%
California	3.4%
Georgia	3.0%
Other Municipal Bonds*	36.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.6%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000101264 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class R5
Trading Symbol	HERTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$57	1.04%
^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.04%	[128]
Net Assets	$ 605,566,467
Holdings Count | Holding	220
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$605,566,467
Total number of portfolio holdings (excluding derivatives, if any)	220
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	24.1%
China	23.7%
South Korea	19.2%
India	9.9%
Brazil	4.4%
Malaysia	2.1%
Saudi Arabia	1.8%
Thailand	1.7%
Hungary	1.6%
South Africa	1.6%
Other**	7.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000200569 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	HERVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$53	0.98%
^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%	[129]
Net Assets	$ 605,566,467
Holdings Count | Holding	220
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$605,566,467
Total number of portfolio holdings (excluding derivatives, if any)	220
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	24.1%
China	23.7%
South Korea	19.2%
India	9.9%
Brazil	4.4%
Malaysia	2.1%
Saudi Arabia	1.8%
Thailand	1.7%
Hungary	1.6%
South Africa	1.6%
Other**	7.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101265 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class Y
Trading Symbol	HERYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$60	1.10%
^	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%	[130]
Net Assets	$ 605,566,467
Holdings Count | Holding	220
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$605,566,467
Total number of portfolio holdings (excluding derivatives, if any)	220
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	24.1%
China	23.7%
South Korea	19.2%
India	9.9%
Brazil	4.4%
Malaysia	2.1%
Saudi Arabia	1.8%
Thailand	1.7%
Hungary	1.6%
South Africa	1.6%
Other**	7.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185757 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class F
Trading Symbol	HERFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$53	0.98%
^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%	[131]
Net Assets	$ 605,566,467
Holdings Count | Holding	220
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$605,566,467
Total number of portfolio holdings (excluding derivatives, if any)	220
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	24.1%
China	23.7%
South Korea	19.2%
India	9.9%
Brazil	4.4%
Malaysia	2.1%
Saudi Arabia	1.8%
Thailand	1.7%
Hungary	1.6%
South Africa	1.6%
Other**	7.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101268 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class A
Trading Symbol	HWDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$50	1.00%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[132]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,463,707,960
Holdings Count | Holding	2,384
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,463,707,960
Total number of portfolio holdings	2,384
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	64.0%
Corporate Bonds	15.1%
Asset-Backed & Commercial Mortgage-Backed Securities	9.3%
U.S. Government Securities	3.6%
U.S. Government Agencies^	2.5%
Senior Floating Rate Interests	0.8%
Purchased Options	0.3%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	5.5%
Other Assets & Liabilities	(1.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101269 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class C
Trading Symbol	HWDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$86	1.73%
^	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.73%	[133]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,463,707,960
Holdings Count | Holding	2,384
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,463,707,960
Total number of portfolio holdings	2,384
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	64.0%
Corporate Bonds	15.1%
Asset-Backed & Commercial Mortgage-Backed Securities	9.3%
U.S. Government Securities	3.6%
U.S. Government Agencies^	2.5%
Senior Floating Rate Interests	0.8%
Purchased Options	0.3%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	5.5%
Other Assets & Liabilities	(1.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101270 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class I
Trading Symbol	HWDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36	0.72%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[134]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,463,707,960
Holdings Count | Holding	2,384
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,463,707,960
Total number of portfolio holdings	2,384
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	64.0%
Corporate Bonds	15.1%
Asset-Backed & Commercial Mortgage-Backed Securities	9.3%
U.S. Government Securities	3.6%
U.S. Government Agencies^	2.5%
Senior Floating Rate Interests	0.8%
Purchased Options	0.3%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	5.5%
Other Assets & Liabilities	(1.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101271 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class R3
Trading Symbol	HWDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$66	1.33%
^	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%	[135]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,463,707,960
Holdings Count | Holding	2,384
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,463,707,960
Total number of portfolio holdings	2,384
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	64.0%
Corporate Bonds	15.1%
Asset-Backed & Commercial Mortgage-Backed Securities	9.3%
U.S. Government Securities	3.6%
U.S. Government Agencies^	2.5%
Senior Floating Rate Interests	0.8%
Purchased Options	0.3%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	5.5%
Other Assets & Liabilities	(1.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101272 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class R4
Trading Symbol	HWDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$51	1.03%
^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[136]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,463,707,960
Holdings Count | Holding	2,384
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,463,707,960
Total number of portfolio holdings	2,384
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	64.0%
Corporate Bonds	15.1%
Asset-Backed & Commercial Mortgage-Backed Securities	9.3%
U.S. Government Securities	3.6%
U.S. Government Agencies^	2.5%
Senior Floating Rate Interests	0.8%
Purchased Options	0.3%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	5.5%
Other Assets & Liabilities	(1.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185759 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class F
Trading Symbol	HWDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$30	0.61%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[137]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,463,707,960
Holdings Count | Holding	2,384
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,463,707,960
Total number of portfolio holdings	2,384
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	64.0%
Corporate Bonds	15.1%
Asset-Backed & Commercial Mortgage-Backed Securities	9.3%
U.S. Government Securities	3.6%
U.S. Government Agencies^	2.5%
Senior Floating Rate Interests	0.8%
Purchased Options	0.3%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	5.5%
Other Assets & Liabilities	(1.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101273 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class R5
Trading Symbol	HWDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$36	0.73%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[138]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,463,707,960
Holdings Count | Holding	2,384
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,463,707,960
Total number of portfolio holdings	2,384
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	64.0%
Corporate Bonds	15.1%
Asset-Backed & Commercial Mortgage-Backed Securities	9.3%
U.S. Government Securities	3.6%
U.S. Government Agencies^	2.5%
Senior Floating Rate Interests	0.8%
Purchased Options	0.3%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	5.5%
Other Assets & Liabilities	(1.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000148301 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class R6
Trading Symbol	HWDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$31	0.62%
^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[139]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,463,707,960
Holdings Count | Holding	2,384
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,463,707,960
Total number of portfolio holdings	2,384
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	64.0%
Corporate Bonds	15.1%
Asset-Backed & Commercial Mortgage-Backed Securities	9.3%
U.S. Government Securities	3.6%
U.S. Government Agencies^	2.5%
Senior Floating Rate Interests	0.8%
Purchased Options	0.3%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	5.5%
Other Assets & Liabilities	(1.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101274 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class Y
Trading Symbol	HWDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$36	0.72%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[140]
Material Change Date	Feb. 27, 2026
Net Assets	$ 4,463,707,960
Holdings Count | Holding	2,384
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$4,463,707,960
Total number of portfolio holdings	2,384
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	64.0%
Corporate Bonds	15.1%
Asset-Backed & Commercial Mortgage-Backed Securities	9.3%
U.S. Government Securities	3.6%
U.S. Government Agencies^	2.5%
Senior Floating Rate Interests	0.8%
Purchased Options	0.3%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	5.5%
Other Assets & Liabilities	(1.2)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 27, 2026, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101254 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class A
Trading Symbol	HLDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$60	1.18%
^	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%	[141]
Net Assets	$ 22,431,790
Holdings Count | Holding	612
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$22,431,790
Total number of portfolio holdings	612
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.4%
Corporate Bonds	31.6%
Convertible Bonds	0.9%
Purchased Options	0.1%
Short-Term Investments	2.1%
Other Assets & Liabilities	9.9%
Total	100.0%

C000185753 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class F
Trading Symbol	HILDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$42	0.79%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[142]
Net Assets	$ 14,453,570,877
Holdings Count | Holding	244
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$14,453,570,877
Total number of portfolio holdings	244
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	18.8%
United Kingdom	14.0%
France	13.0%
Germany	6.9%
United States	5.6%
Netherlands	5.5%
South Korea	4.2%
Brazil	3.9%
Italy	3.8%
Hong Kong	2.5%
Other**	19.2%
Short-Term Investments	2.4%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089184 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class R4
Trading Symbol	HILSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$63	1.17%
^	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.17%	[143]
Net Assets	$ 14,453,570,877
Holdings Count | Holding	244
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$14,453,570,877
Total number of portfolio holdings	244
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	18.8%
United Kingdom	14.0%
France	13.0%
Germany	6.9%
United States	5.6%
Netherlands	5.5%
South Korea	4.2%
Brazil	3.9%
Italy	3.8%
Hong Kong	2.5%
Other**	19.2%
Short-Term Investments	2.4%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089185 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class R5
Trading Symbol	HILTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$48	0.89%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%	[144]
Net Assets	$ 14,453,570,877
Holdings Count | Holding	244
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$14,453,570,877
Total number of portfolio holdings	244
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	18.8%
United Kingdom	14.0%
France	13.0%
Germany	6.9%
United States	5.6%
Netherlands	5.5%
South Korea	4.2%
Brazil	3.9%
Italy	3.8%
Hong Kong	2.5%
Other**	19.2%
Short-Term Investments	2.4%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000211748 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class R6
Trading Symbol	HILUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$42	0.79%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[145]
Net Assets	$ 14,453,570,877
Holdings Count | Holding	244
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$14,453,570,877
Total number of portfolio holdings	244
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	18.8%
United Kingdom	14.0%
France	13.0%
Germany	6.9%
United States	5.6%
Netherlands	5.5%
South Korea	4.2%
Brazil	3.9%
Italy	3.8%
Hong Kong	2.5%
Other**	19.2%
Short-Term Investments	2.4%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089186 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class Y
Trading Symbol	HILYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$47	0.88%
^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%	[146]
Net Assets	$ 14,453,570,877
Holdings Count | Holding	244
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$14,453,570,877
Total number of portfolio holdings	244
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	18.8%
United Kingdom	14.0%
France	13.0%
Germany	6.9%
United States	5.6%
Netherlands	5.5%
South Korea	4.2%
Brazil	3.9%
Italy	3.8%
Hong Kong	2.5%
Other**	19.2%
Short-Term Investments	2.4%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101255 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class C
Trading Symbol	HLDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$97	1.93%
^	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.93%	[147]
Net Assets	$ 22,431,790
Holdings Count | Holding	612
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$22,431,790
Total number of portfolio holdings	612
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.4%
Corporate Bonds	31.6%
Convertible Bonds	0.9%
Purchased Options	0.1%
Short-Term Investments	2.1%
Other Assets & Liabilities	9.9%
Total	100.0%

C000101256 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class I
Trading Symbol	HLDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$47	0.93%
^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[148]
Net Assets	$ 22,431,790
Holdings Count | Holding	612
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$22,431,790
Total number of portfolio holdings	612
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.4%
Corporate Bonds	31.6%
Convertible Bonds	0.9%
Purchased Options	0.1%
Short-Term Investments	2.1%
Other Assets & Liabilities	9.9%
Total	100.0%

C000101257 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class R3
Trading Symbol	HLDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$75	1.48%
^	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%	[149]
Net Assets	$ 22,431,790
Holdings Count | Holding	612
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$22,431,790
Total number of portfolio holdings	612
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.4%
Corporate Bonds	31.6%
Convertible Bonds	0.9%
Purchased Options	0.1%
Short-Term Investments	2.1%
Other Assets & Liabilities	9.9%
Total	100.0%

C000101258 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class R4
Trading Symbol	HLDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$60	1.18%
^	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%	[150]
Net Assets	$ 22,431,790
Holdings Count | Holding	612
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$22,431,790
Total number of portfolio holdings	612
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.4%
Corporate Bonds	31.6%
Convertible Bonds	0.9%
Purchased Options	0.1%
Short-Term Investments	2.1%
Other Assets & Liabilities	9.9%
Total	100.0%

C000101259 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class R5
Trading Symbol	HLDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$44	0.88%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[151]
Net Assets	$ 22,431,790
Holdings Count | Holding	612
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$22,431,790
Total number of portfolio holdings	612
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.4%
Corporate Bonds	31.6%
Convertible Bonds	0.9%
Purchased Options	0.1%
Short-Term Investments	2.1%
Other Assets & Liabilities	9.9%
Total	100.0%

C000101260 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class Y
Trading Symbol	HLDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$44	0.88%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[152]
Net Assets	$ 22,431,790
Holdings Count | Holding	612
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$22,431,790
Total number of portfolio holdings	612
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.4%
Corporate Bonds	31.6%
Convertible Bonds	0.9%
Purchased Options	0.1%
Short-Term Investments	2.1%
Other Assets & Liabilities	9.9%
Total	100.0%

C000185755 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class F
Trading Symbol	HLDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$42	0.83%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[153]
Net Assets	$ 22,431,790
Holdings Count | Holding	612
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$22,431,790
Total number of portfolio holdings	612
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.4%
Corporate Bonds	31.6%
Convertible Bonds	0.9%
Purchased Options	0.1%
Short-Term Investments	2.1%
Other Assets & Liabilities	9.9%
Total	100.0%

C000101266 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	HERAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$79	1.45%
^	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.45%	[154]
Net Assets	$ 605,566,467
Holdings Count | Holding	220
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$605,566,467
Total number of portfolio holdings (excluding derivatives, if any)	220
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	24.1%
China	23.7%
South Korea	19.2%
India	9.9%
Brazil	4.4%
Malaysia	2.1%
Saudi Arabia	1.8%
Thailand	1.7%
Hungary	1.6%
South Africa	1.6%
Other**	7.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101267 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	HERCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$117	2.16%
^	Annualized.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.16%	[155]
Net Assets	$ 605,566,467
Holdings Count | Holding	220
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$605,566,467
Total number of portfolio holdings (excluding derivatives, if any)	220
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	24.1%
China	23.7%
South Korea	19.2%
India	9.9%
Brazil	4.4%
Malaysia	2.1%
Saudi Arabia	1.8%
Thailand	1.7%
Hungary	1.6%
South Africa	1.6%
Other**	7.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101261 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	HERIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$60	1.11%
^	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.11%	[156]
Net Assets	$ 605,566,467
Holdings Count | Holding	220
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$605,566,467
Total number of portfolio holdings (excluding derivatives, if any)	220
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	24.1%
China	23.7%
South Korea	19.2%
India	9.9%
Brazil	4.4%
Malaysia	2.1%
Saudi Arabia	1.8%
Thailand	1.7%
Hungary	1.6%
South Africa	1.6%
Other**	7.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101262 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	HERRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$92	1.70%
^	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.70%	[157]
Net Assets	$ 605,566,467
Holdings Count | Holding	220
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$605,566,467
Total number of portfolio holdings (excluding derivatives, if any)	220
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	24.1%
China	23.7%
South Korea	19.2%
India	9.9%
Brazil	4.4%
Malaysia	2.1%
Saudi Arabia	1.8%
Thailand	1.7%
Hungary	1.6%
South Africa	1.6%
Other**	7.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101263 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	HERSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$76	1.40%
^	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.40%	[158]
Net Assets	$ 605,566,467
Holdings Count | Holding	220
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$605,566,467
Total number of portfolio holdings (excluding derivatives, if any)	220
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	24.1%
China	23.7%
South Korea	19.2%
India	9.9%
Brazil	4.4%
Malaysia	2.1%
Saudi Arabia	1.8%
Thailand	1.7%
Hungary	1.6%
South Africa	1.6%
Other**	7.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185166 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class F
Trading Symbol	HGXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$35	0.69%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[159]
Net Assets	$ 337,502,691
Holdings Count | Holding	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$337,502,691
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	29.3%
Information Technology	22.0%
Health Care	14.6%
Financials	11.5%
Consumer Discretionary	8.7%
Consumer Staples	3.3%
Communication Services	3.2%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.3%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175603 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class Y
Trading Symbol	HGXYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$40	0.79%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[160]
Net Assets	$ 337,502,691
Holdings Count | Holding	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$337,502,691
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	29.3%
Information Technology	22.0%
Health Care	14.6%
Financials	11.5%
Consumer Discretionary	8.7%
Consumer Staples	3.3%
Communication Services	3.2%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.3%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175602 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class R6
Trading Symbol	HGXVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$35	0.69%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[161]
Net Assets	$ 337,502,691
Holdings Count | Holding	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$337,502,691
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	29.3%
Information Technology	22.0%
Health Care	14.6%
Financials	11.5%
Consumer Discretionary	8.7%
Consumer Staples	3.3%
Communication Services	3.2%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.3%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000236422 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class A
Trading Symbol	HDBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$45	0.90%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[162]
Net Assets	$ 3,630,352,010
Holdings Count | Holding	263
Investment Company Portfolio Turnover	422.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,630,352,010
Total number of portfolio holdings	263
Portfolio turnover rate	422%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	51.5%
Corporate Bonds	50.2%
Short-Term Investments	3.7%
Other Assets & Liabilities	(5.4)%
Total	100.0%

C000236424 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class C
Trading Symbol	HDBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$83	1.68%
^	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.68%	[163]
Net Assets	$ 3,630,352,010
Holdings Count | Holding	263
Investment Company Portfolio Turnover	422.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,630,352,010
Total number of portfolio holdings	263
Portfolio turnover rate	422%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	51.5%
Corporate Bonds	50.2%
Short-Term Investments	3.7%
Other Assets & Liabilities	(5.4)%
Total	100.0%

C000236423 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class I
Trading Symbol	HDBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$33	0.67%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[164]
Net Assets	$ 3,630,352,010
Holdings Count | Holding	263
Investment Company Portfolio Turnover	422.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,630,352,010
Total number of portfolio holdings	263
Portfolio turnover rate	422%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	51.5%
Corporate Bonds	50.2%
Short-Term Investments	3.7%
Other Assets & Liabilities	(5.4)%
Total	100.0%

C000236425 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class R5
Trading Symbol	HDBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$34	0.69%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[165]
Net Assets	$ 3,630,352,010
Holdings Count | Holding	263
Investment Company Portfolio Turnover	422.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,630,352,010
Total number of portfolio holdings	263
Portfolio turnover rate	422%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	51.5%
Corporate Bonds	50.2%
Short-Term Investments	3.7%
Other Assets & Liabilities	(5.4)%
Total	100.0%

C000236421 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class R6
Trading Symbol	HDBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$29	0.58%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[166]
Net Assets	$ 3,630,352,010
Holdings Count | Holding	263
Investment Company Portfolio Turnover	422.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,630,352,010
Total number of portfolio holdings	263
Portfolio turnover rate	422%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	51.5%
Corporate Bonds	50.2%
Short-Term Investments	3.7%
Other Assets & Liabilities	(5.4)%
Total	100.0%

C000236420 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class Y
Trading Symbol	HDBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$34	0.68%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[167]
Net Assets	$ 3,630,352,010
Holdings Count | Holding	263
Investment Company Portfolio Turnover	422.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,630,352,010
Total number of portfolio holdings	263
Portfolio turnover rate	422%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	51.5%
Corporate Bonds	50.2%
Short-Term Investments	3.7%
Other Assets & Liabilities	(5.4)%
Total	100.0%

C000236419 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class F
Trading Symbol	HDBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$28	0.57%
^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[168]
Net Assets	$ 3,630,352,010
Holdings Count | Holding	263
Investment Company Portfolio Turnover	422.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,630,352,010
Total number of portfolio holdings	263
Portfolio turnover rate	422%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	51.5%
Corporate Bonds	50.2%
Short-Term Investments	3.7%
Other Assets & Liabilities	(5.4)%
Total	100.0%

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